Segment Geographical Information and Major Customers (Details Textual)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Geographical Information and Major Customers (Textual)
Concentration risk, percentage	13.00%	13.00%	9.00%